N-4	Apr. 07, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Life Insurance Co (RILA MVA)
Entity Central Index Key	0002041679
Entity Investment Company Type	N-4
Document Period End Date	Apr. 07, 2026
Amendment Flag	false
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Withdrawal Charges. If You withdraw money during the first 5 years following a Purchase Payment, You may be assessed a withdrawal charge of up to 5% of the Purchase Payment and any applicable Purchase Payment
Conservation Credits withdrawn, declining to 0% over that time period.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. This loss will be greater if there taxes or tax penalties.
Market Value Adjustments. If You surrender the entire amount in the Fixed
Account during the Accumulation Period due to a Contract discontinuation or if you take a withdrawal under the Liquidity Benefit during the Annuity
Period, We will apply a Market Value Adjustment, which may be negative.
In extreme circumstances, You could lose up to 100% of the amount surrendered or withdrawn due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment.
This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to
Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment.
Fee Table and Examples Charges, Deductions, and Adjustments
Are There Transaction Charges?
Yes. In addition to withdrawal charges and Market Value Adjustments for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges, Deductions, and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options and optional benefits You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges, Deductions, and Adjustments Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.82%	0.82%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.45%[3]	3.00%[4]
1 As a percentage of average daily net assets of the Separate Account.
2As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
3As a percentage of average daily net assets of the Separate Account. This is the charge for the only optional benefit during the Accumulation Period.
[4].As a percentage of average daily net assets of the Separate Account. This charge only applies during the Annuity Period and only if you have elected the Variable Annuitization Floor
Benefit.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $1,140	Highest Annual Cost $3,015
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No optional benefits
●No Purchase Payment Conservation
Credits
●No additional Purchase Payments,
transfers, loans or withdrawals
●No surrender charges
●No Market Value Adjustment

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and Portfolio
Company fees and expenses
●No Purchase Payment
Conservation Credits
●No additional Purchase
Payments, transfers, loans or
withdrawals
●No surrender charges
●No Market Value Adjustment

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Withdrawal Charges. If You withdraw money during the first 5 years following a Purchase Payment, You may be assessed a withdrawal charge of up to 5% of the Purchase Payment and any applicable Purchase Payment
Conservation Credits withdrawn, declining to 0% over that time period.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. This loss will be greater if there taxes or tax penalties.
Market Value Adjustments. If You surrender the entire amount in the Fixed
Account during the Accumulation Period due to a Contract discontinuation or if you take a withdrawal under the Liquidity Benefit during the Annuity
Period, We will apply a Market Value Adjustment, which may be negative.
In extreme circumstances, You could lose up to 100% of the amount surrendered or withdrawn due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment.
This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to
Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment.
Fee Table and Examples Charges, Deductions, and Adjustments

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to withdrawal charges and Market Value Adjustments for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges, Deductions, and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options and optional benefits You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges, Deductions, and Adjustments Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.82%	0.82%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.45%[3]	3.00%[4]
1 As a percentage of average daily net assets of the Separate Account.
2As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
3As a percentage of average daily net assets of the Separate Account. This is the charge for the only optional benefit during the Accumulation Period.
[4].As a percentage of average daily net assets of the Separate Account. This charge only applies during the Annuity Period and only if you have elected the Variable Annuitization Floor
Benefit.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $1,140	Highest Annual Cost $3,015
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Portfolio Company
fees and expenses
●No optional benefits
●No Purchase Payment Conservation
Credits
●No additional Purchase Payments,
transfers, loans or withdrawals
●No surrender charges
●No Market Value Adjustment

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and Portfolio
Company fees and expenses
●No Purchase Payment
Conservation Credits
●No additional Purchase
Payments, transfers, loans or
withdrawals
●No surrender charges
●No Market Value Adjustment

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.82%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.82%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.37%
Optional Benefits Minimum [Percent]	0.45%
Optional Benefits Maximum [Percent]	3.00%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account.
Optional Benefits Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account. This is the charge for the only optional benefit during the Accumulation Period. [4].As a percentage of average daily net assets of the Separate Account. This charge only applies during the Annuity Period and only if you have elected the Variable Annuitization Floor Benefit.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,140
Highest Annual Cost [Dollars]	$ 3,015
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the
Contract may result in withdrawal charges, taxes, and tax penalties.
●Withdrawal charges may apply for the first 5 years following a Purchase
Payment. Withdrawal charges will reduce the value of Your Contract if
You withdraw money during that time period. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits, including the optional death benefit. The reduction may be more than the amount withdrawn.
●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
●There are certain circumstances where withdrawing amounts from the
Fixed Account will result in a negative Market Value Adjustment, including full surrenders due to Contract discontinuation during the
Accumulation Period and withdrawals under the Liquidity Benefit during the Annuity Period.
●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate.
Principal Risks of Investing in the Contract The Fixed Account Charges, Deductions, and Adjustments Transfers Access to Your Money
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Underlying Funds).
●Each investment option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Underlying Funds and prospectus disclosure for the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes.●Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.●We reserve the right to limit the number of transfers in circumstances of frequent or large transfers. At a minimum, We would always allow one transfer every six months. ●Transfers between the Fixed Account and the Funding Options are subject to theCompeting Funds restrictions described in this prospectus.●We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year.●Where permitted by state law, We reserve the right (with 30 days advance written notice) to restrict Purchase Payments or transfers into the Fixed Account when the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. ●We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract. ●The availability of the Fixed Account and Funding Options under the Contract may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.
Key Information, Benefit Restrictions [Text Block]	Yes.●If You elect the Variable Annuitization Floor Benefit, We limit or restrict the investment options that You may select under the Contract during the Annuity Period. We may change these restrictions in the future.●If You select the Optional Death Benefit and Purchase Payment Conservation Credits, additional restrictions on Purchase Payment allocations and transfers to the Fixed Account apply.●Withdrawals will reduce the value of the death benefit, perhaps significantly. ●Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.●You may select only certain Annuity options if exercising the Variable Annuitization Floor Benefit. ●The Liquidity Benefit is only available under certain Annuity options.●We may stop offering an optional benefit at any time for new sales.●Purchase Payment Conservation Credits may not be included in the calculation of the optional death benefit. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.●Except as otherwise provided, Contract benefits may not be modified or terminated by Us. ●The availability of benefits may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance contract, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange a contract You already own if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own Your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Withdrawal Charge (1)	5.00%
(as a percentage of Purchase Payments and any applicable Purchase Payment Conservation Credits withdrawn)
Transfer Charge (2)(per transfer)	$10 $0 (First 12 per year)
(1)The withdrawal charge only applies during the Accumulation Period and to withdrawals under the Liquidity Benefit (if available) during the Annuity Period. During the Accumulation Period, the withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
Under the Liquidity Benefit, a 5% withdrawal charge applies as a percentage of the amount withdrawn. See “Charges, Deductions, and Adjustments – Withdrawal Charge” and “The Annuity Period – Liquidity Benefit.”(2)We do not currently assess the transfer charge.The next table describes the adjustments, in addition to any transaction expenses, that may apply if all or a portion of the Contract Value is withdrawn from the Fixed Account.Adjustments
Market Value Adjustment Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value withdrawn or surrendered from the Fixed Account)
(1)Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Expenses shown may change over time and may be higher or lower in the future. If You choose to purchase an optional benefit, You will pay additional charges, as shown below.Annual Contract Expenses
Base Contract Charge(1)	0.80%
(as a percentage of average daily net assets of the Separate Account)
Optional Benefit Charges(2)
Optional Death Benefit	0.45%
(as a percentage of average daily net assets of the Separate Account)
(1)We call this the "Mortality and Expense Risk Charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.(2)During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, an additional charge equal to 3.00% (as a percentage of average daily net assets of the Separate Account) will apply. See the "Charges and Deductions” section of the prospectus under the sub-heading “Variable Annuitization Floor Benefit”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge (1)	5.00%
(as a percentage of Purchase Payments and any applicable Purchase Payment Conservation Credits withdrawn)
Transfer Charge (2)(per transfer)	$10 $0 (First 12 per year)
(1)The withdrawal charge only applies during the Accumulation Period and to withdrawals under the Liquidity Benefit (if available) during the Annuity Period. During the Accumulation Period, the withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
Under the Liquidity Benefit, a 5% withdrawal charge applies as a percentage of the amount withdrawn. See “Charges, Deductions, and Adjustments – Withdrawal Charge” and “The Annuity Period – Liquidity Benefit.”(2)We do not currently assess the transfer charge.
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	The withdrawal charge only applies during the Accumulation Period and to withdrawals under the Liquidity Benefit (if available) during the Annuity Period. During the Accumulation Period, the withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
Under the Liquidity Benefit, a 5% withdrawal charge applies as a percentage of the amount withdrawn. See “Charges, Deductions, and Adjustments – Withdrawal Charge” and “The Annuity Period – Liquidity Benefit.”
Transfer Fee, Current [Dollars]	$ 10
Transfer Fee, Minimum [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	We do not currently assess the transfer charge.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that may apply if all or a portion of the Contract Value is withdrawn from the Fixed Account.Adjustments
Market Value Adjustment Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value withdrawn or surrendered from the Fixed Account)
(1)Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Charge(1)	0.80%
(as a percentage of average daily net assets of the Separate Account)
Optional Benefit Charges(2)
Optional Death Benefit	0.45%
(as a percentage of average daily net assets of the Separate Account)
(1)We call this the "Mortality and Expense Risk Charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.(2)During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, an additional charge equal to 3.00% (as a percentage of average daily net assets of the Separate Account) will apply. See the "Charges and Deductions” section of the prospectus under the sub-heading “Variable Annuitization Floor Benefit”.
Base Contract Expense (of Average Account Value), Current [Percent]	0.80%
Base Contract Expense, Footnotes [Text Block]	We call this the "Mortality and Expense Risk Charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.37%
Annuitized Expense, 1 Year, Minimum [Dollars]	$ 2,010
Annuitized Expense, 3 Years, Maximum [Dollars]	8,378
Annuitized Expense, 3 Years, Minimum [Dollars]	6,340
Annuitized Expense, 5 Years, Maximum [Dollars]	14,600
Annuitized Expense, 5 Years, Minimum [Dollars]	11,120
Annuitized Expense, 10 Years, Maximum [Dollars]	32,732
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 25,359
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit may also be subject to a negative Market Value Adjustment, in addition to any applicable withdrawal charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. Please discuss Your insurance needs and financial objectives with Your financial representative.Investment Risk. You bear the risk of any decline in Your Contract Value resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract. Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. If You select the Optional Death Benefit and Purchase Payment Conservation Credits, Your ability to allocate Purchase Payments and transfer amounts to the Fixed Account will be limited. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions. Declared Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate.Optional Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits, including the optional death benefit. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the optional death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on standard and optional Contract benefits.Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.Bonus Credit Risk. If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Purchase Payment Conservation Credits are only included as part of the Contract Value in any death benefit calculation. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits. Regardless of the death benefit selected, We will add a credit to Contract Value that is applied to an Annuity option after the first Contract Year. There is no annuitization credit applied to Contracts held less than 1 year. Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of credits under the Contract may be more than offset by the higher fees and charges associated with the credits. Funding Option Selection Restrictions – Opportunity Risks. If You exercise the Variable Annuitization Floor Benefit upon entering the Annuity Period, You will be subject to restrictions on Your choices of Funding Options. These restrictions are intended to protect BLIC, and reduce the likelihood that We will have to pay guaranteed benefits under this optional benefit out of Our own assets. The restrictions could result in Your missing out on some or all positive investment experience by certain of the Funding Options. Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data with them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account value
must not be depleted in
less than 12 months from
date of enrollment

Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $100
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must have a minimum
total Contract Value of
$15,000 to enroll
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future (if We do
so, We will inform You in
writing 30 days in
advance)

Managed Distribution Program	Allows You to automatically take minimum distributions from Your Contract that may be required by the IRS	Standard	No Charge	●Payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance ●Cannot also enroll in the Dollar Cost Averaging Program
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Nursing Home Confinement Rider	Allows You to surrender or make a withdrawal without incurring a withdrawal charge if the Annuitant begins confinement in an eligible nursing home	Standard	No Charge
●Must own Contract for at
least one year
●Annuitant must be
confined for at least
90 days
●Confinement must be
prescribed by a
physician and be
medically necessary
●Terminates on Maturity
Date
●Not available for
Contract Owners 71 or
older on the Contract
Date
●Not available under
Section 457 Plans
●Not available in
Massachusetts, New York
and Texas

Annuitization Credits	Provides a credit to Contract Value applied to an Annuity option	Standard	No Charge	●Available only after the first Contract Year ●The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10
Standard Death Benefit
Provides a death benefit at
least equal to Contract
Value (less any amounts
due). Depending on the
age of the Annuitant on the
Contract Date, the death
benefit may be the greater
of (i) Contract Value or
(ii) Purchase Payments
adjusted for any
withdrawals
		Standard	No Charge
●Withdrawals may
proportionately reduce
the benefit and such
reductions could be
significant
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Calculation of the death
benefit varies depending
on the Annuitant’s age
on the Contract Date
●Purchase Payment
Conservation Credits, if
any, are only included as
part of the Contract
Value in any death
benefit calculation

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Optional Death Benefit
Provides a death benefit at
least equal to Contract
Value (less any amounts
due). Depending on the
age of the Annuitant on the
Contract Date, the death
benefit may be the greater
of (i) Contract Value;
(ii) Purchase Payments
adjusted for any
withdrawals; and/or
(iii) the applicable Step-Up
death benefit value.
		Optional	0.45% (as a percentage of average daily net assets of the Separate Account)
●Withdrawals may
proportionately reduce
the benefit and such
reductions could be
significant
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Calculation of the death
benefit varies depending
on the Annuitant’s age
on the Contract Date
●Death benefit is the
same as the Standard
Death Benefit if the
Annuitant is age 76 or
older on the Contract
Date

Purchase Payment Conservation Credits	Provides a credit to Your Contract Value equal to 2% of each Purchase Payment	Optional	N/A (Built into charge for the Optional Death Benefit)
●Available if the Optional
Death Benefit has been
elected
●Purchase Payments
allocated to the Fixed
Account are not eligible
for credits
●The amount of credits
may be more than offset
by the higher fees and
charges associated with
the credits
●Purchase Payment
Conservation Credits, if
any, are only included as
part of the Contract
Value in any death
benefit calculation

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Variable Annuitization Floor Benefit	Guarantees that Your Variable Annuity Payments will never be less than a certain percentage of Your first Variable Annuity Payment regardless of the performance of the selected Funding Options	Optional	3.00% during the Annuity Period (as a percentage of average daily net assets of the Separate Account)
●Benefit may not be
available at all times,
and is offered only with
certain Annuity options
●Not available under
Section 457 Plans
●Not available if You are
over age 80
●Benefit subject to
Funding Option
selection restrictions
●Guarantee percentage
will be set at time of
election, but will never
be less than 50%
●Cannot also exercise the
Liquidity Benefit

Liquidity Benefit	Allows You to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments if You elect an eligible Annuity option	Optional	5.00% (withdrawal charge assessed as a percentage of the amount withdrawn)
●Benefit is offered only
with certain Annuity
options
●Not available under
Section 457 Plans
●Available only after the
first Contract Year
●Not available if the
Variable Annuitization
Floor Benefit is elected
●Benefit withdrawals will
be subject to a Market
Value Adjustment and a
5% withdrawal charge.

Each of these benefits are discussed more fully, as follows: the Dollar Cost Averaging program is discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawal Program is discussed in the prospectus section entitled “Access to Your Money;” the Managed Distribution Program is discussed in the prospectus section entitled, “Access to Your Money;” the Nursing Home Confinement Rider is discussed in Appendix E to the prospectus; the Standard Death Benefit and the Optional Death Benefit are discussed in the prospectus section entitled “Death Benefit;” Purchase Payment Conservation Credits are discussed in the prospectus section entitled “The Annuity Contract;” the Variable Annuitization Floor Benefit is discussed in the prospectus section entitled “Payment Options,” and the Liquidity Benefit is discussed in the prospectus section entitled “The Annuity Period.”The availability of benefits may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account value
must not be depleted in
less than 12 months from
date of enrollment

Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $100
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must have a minimum
total Contract Value of
$15,000 to enroll
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future (if We do
so, We will inform You in
writing 30 days in
advance)

Managed Distribution Program	Allows You to automatically take minimum distributions from Your Contract that may be required by the IRS	Standard	No Charge	●Payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance ●Cannot also enroll in the Dollar Cost Averaging Program
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Nursing Home Confinement Rider	Allows You to surrender or make a withdrawal without incurring a withdrawal charge if the Annuitant begins confinement in an eligible nursing home	Standard	No Charge
●Must own Contract for at
least one year
●Annuitant must be
confined for at least
90 days
●Confinement must be
prescribed by a
physician and be
medically necessary
●Terminates on Maturity
Date
●Not available for
Contract Owners 71 or
older on the Contract
Date
●Not available under
Section 457 Plans
●Not available in
Massachusetts, New York
and Texas

Annuitization Credits	Provides a credit to Contract Value applied to an Annuity option	Standard	No Charge	●Available only after the first Contract Year ●The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10
Standard Death Benefit
Provides a death benefit at
least equal to Contract
Value (less any amounts
due). Depending on the
age of the Annuitant on the
Contract Date, the death
benefit may be the greater
of (i) Contract Value or
(ii) Purchase Payments
adjusted for any
withdrawals
		Standard	No Charge
●Withdrawals may
proportionately reduce
the benefit and such
reductions could be
significant
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Calculation of the death
benefit varies depending
on the Annuitant’s age
on the Contract Date
●Purchase Payment
Conservation Credits, if
any, are only included as
part of the Contract
Value in any death
benefit calculation

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Optional Death Benefit
Provides a death benefit at
least equal to Contract
Value (less any amounts
due). Depending on the
age of the Annuitant on the
Contract Date, the death
benefit may be the greater
of (i) Contract Value;
(ii) Purchase Payments
adjusted for any
withdrawals; and/or
(iii) the applicable Step-Up
death benefit value.
		Optional	0.45% (as a percentage of average daily net assets of the Separate Account)
●Withdrawals may
proportionately reduce
the benefit and such
reductions could be
significant
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Calculation of the death
benefit varies depending
on the Annuitant’s age
on the Contract Date
●Death benefit is the
same as the Standard
Death Benefit if the
Annuitant is age 76 or
older on the Contract
Date

Purchase Payment Conservation Credits	Provides a credit to Your Contract Value equal to 2% of each Purchase Payment	Optional	N/A (Built into charge for the Optional Death Benefit)
●Available if the Optional
Death Benefit has been
elected
●Purchase Payments
allocated to the Fixed
Account are not eligible
for credits
●The amount of credits
may be more than offset
by the higher fees and
charges associated with
the credits
●Purchase Payment
Conservation Credits, if
any, are only included as
part of the Contract
Value in any death
benefit calculation

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Variable Annuitization Floor Benefit	Guarantees that Your Variable Annuity Payments will never be less than a certain percentage of Your first Variable Annuity Payment regardless of the performance of the selected Funding Options	Optional	3.00% during the Annuity Period (as a percentage of average daily net assets of the Separate Account)
●Benefit may not be
available at all times,
and is offered only with
certain Annuity options
●Not available under
Section 457 Plans
●Not available if You are
over age 80
●Benefit subject to
Funding Option
selection restrictions
●Guarantee percentage
will be set at time of
election, but will never
be less than 50%
●Cannot also exercise the
Liquidity Benefit

Liquidity Benefit	Allows You to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments if You elect an eligible Annuity option	Optional	5.00% (withdrawal charge assessed as a percentage of the amount withdrawn)
●Benefit is offered only
with certain Annuity
options
●Not available under
Section 457 Plans
●Available only after the
first Contract Year
●Not available if the
Variable Annuitization
Floor Benefit is elected
●Benefit withdrawals will
be subject to a Market
Value Adjustment and a
5% withdrawal charge.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A
Investment Options Available Under the ContractThe following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF85. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits You choose, You may not be able to select certain Underlying Funds. See "Underlying Funds Available Under the Benefits Offered Under the Contract" below. Availability of Underlying Funds may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the Underlying Funds available to You.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class A#† Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.55%	34.45%	6.31%	—
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	13.72%	10.01%	16.41%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series — Standard Class Delaware Management Company, a series of Nomura Investment Management Business Trust Subadvisers: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.74%	8.16%	9.26%	9.15%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.98%	18.49%	13.38%	14.58%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I# Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.54%	7.75%	-1.44%	2.11%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I#† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.†Not available under all Contracts. Availability depends on Contract issue date.††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.^^Until May 1, 2026, the name of this Underlying Fund is Templeton Developing Markets VIP Fund.The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA program and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.Note: Full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment. This may result in a significant reduction in Your Fixed Account Contract Value. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF85. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits You choose, You may not be able to select certain Underlying Funds. See "Underlying Funds Available Under the Benefits Offered Under the Contract" below. Availability of Underlying Funds may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the Underlying Funds available to You.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class A#† Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.55%	34.45%	6.31%	—
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	13.72%	10.01%	16.41%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series — Standard Class Delaware Management Company, a series of Nomura Investment Management Business Trust Subadvisers: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.74%	8.16%	9.26%	9.15%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.98%	18.49%	13.38%	14.58%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I# Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.54%	7.75%	-1.44%	2.11%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I#† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA program and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.Note: Full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment. This may result in a significant reduction in Your Fixed Account Contract Value. See “Charges, Deductions, and Adjustments – Market Value Adjustment” for more information.
Fixed Options Available [Table Text Block]
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]	Underlying Funds Available Under the Benefits Offered Under the ContractIf You have elected the Variable Annuitization Floor Benefit under the Contract, Your Underlying Fund selections are subject to restrictions during the Annuity Period. Otherwise, Your Contract is not subject to any Underlying Fund selection restrictions.Underlying Fund Selection Restrictions for the Variable Annuitization Floor BenefitIf You elect this benefit, then during the Annuity Period, You cannot select any Underlying Funds other than those listed below. •MFS® Value Portfolio•BlackRock Bond Income Portfolio •Western Asset Management U.S. Government Portfolio
Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information About Contracts with Index-Linked Options and Fixed Options subject to a Contract Adjustment.(a)The information in the table below is as of December 31, 2025
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Fixed Account	927	$15,621,310	0	$0	$1,940,360	Yes
(b)Not Applicable.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Fixed Account
Non-variable Annuities, Number Outstanding	927
Non-variable Annuities, Total Value	$ 15,621,310
Non-variable Annuities, Number Sold	0
Non-variable Annuities, Gross Premiums	$ 0
Non-variable Annuities, Value Redeemed	$ 1,940,360
Non-variable Annuities, Combination [Flag]	true
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | American Funds Global Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | American Funds Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | American Funds Growth-Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | BlackRock High Yield Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Asset Allocation 100 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Small Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | BrighthouseWellington Large Cap Research Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | CBRE Global Real Estate Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Harris Oakmark International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	33.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Invesco Comstock Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Invesco Global Equity Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Invesco Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	9.27%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | JPMorgan Small Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MFS® Research International Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Morgan Stanley Discovery Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	(5.83%)
Average Annual Total Returns, 10 Years [Percent]	14.00%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | PIMCO Inflation Protected Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | PIMCO Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | State Street Emerging Markets Enhanced Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return, primarily through capital appreciation.
Portfolio Company Name [Text Block]	State Street Emerging Markets Enhanced Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | T. Rowe Price Large Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | T. Rowe Price Large Cap Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Victory Sycamore Mid Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | BlackRock Capital Appreciation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | BlackRock Ultra-Short Term Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Asset Allocation 20 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Asset Allocation 40 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Asset Allocation 60 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Asset Allocation 80 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Wellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with some current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Frontier Mid Cap Growth Portfolio - Class D
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Jennison Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	16.41%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MetLife MSCI EAFE® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MetLife Russell 2000® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MFS® Total Return Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | MFS® Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | T. Rowe Price Small Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Western Asset Management U.S. Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Nomura VIP Small Cap Value Series - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Contrafund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Dynamic Capital Appreciation Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Dynamic Capital Appreciation Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Templeton Foreign VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | ClearBridge Variable Small Cap Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Western Asset Core Plus VIT Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(1.44%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | LVIP ClearBridge Appreciation Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | LVIP ClearBridge Dividend Strategy Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | LVIP ClearBridge Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | LVIP ClearBridge Large Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Value Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to Contract Value (less any amounts due). Depending on the age of the Annuitant on the Contract Date, the death benefit may be the greater of (i) Contract Value or (ii) Purchase Payments adjusted for any withdrawals
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals may proportionately reduce the benefit and such reductions could be significant●Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals●Calculation of the death benefit varies depending on the Annuitant’s age on the Contract Date●Purchase Payment Conservation Credits, if any, are only included as part of the Contract Value in any death benefit calculation
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit
Before the Maturity Date, generally, a death benefit is payable when You die. At purchase, You elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit on the Death Report Date. If You select the Standard Death Benefit, the mortality and expense risk (“M&E”) charge will equal to 0.80% annually, as a percentage of the daily net assets of the Separate Account. If You choose the Optional Death Benefit and Credit, the M&E charge will equal to 1.25% annually. Death Proceeds before the Maturity DateStandard Death Benefit
Annuitant’s Age on the Contract Date	Death Benefit Payable
On or Before Age 80	Greater of:
	1)	Contract Value on the Death Report Date, or
	2)	Total Purchase Payments less the total amount of any partial surrenders (including associated charges, if any).
After Age 80	Contract Value less any applicable Premium Tax.
Optional Death Benefit and CreditThe Optional Death Benefit and Credit varies depending on the Annuitant’s age on the Contract Date.
Annuitant’s Age on the Contract Date	Death Benefit Payable
Under Age 70	Greater of:
	1)	Contract Value on the Death Report Date, or
	2)	Total Purchase Payments less the total of any withdrawals (and related charges); or
3)
Maximum Step-Up death benefit value (described below) in effect on Death Report Date which are associated with Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant’s 76th birthday.

Age 70-75	Greater of:
	1)	Contract Value on Death Report Date, or
	2)	Total Purchase Payments less the total of any withdrawals (and related charges); or
	3)	Step-Up death benefit value (described below) in effect on Death Report Date associated with the 5th Contract Date anniversary.
Age 76-80	Greater of (1) or (2) above.
Age over 80	Contract Value on Death Report Date (less any applicable Premium Tax)
Step-Up Death Benefit ValueWe will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, We will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.Partial Surrender Reduction. If You make a withdrawal, We will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.For example, assume Your current Contract Value is $55,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:50,000 × (10,000/55,000) = 9,090Your new Step-Up Value would be 50,000–9,090, or $40,910.The following example shows what would happen in a declining market. Assume Your current Contract Value is $30,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:50,000 × (10,000/30,000) = 16,666Your new Step-Up Value would be 50,000–16,666, or $33,334.Payment of ProceedsWe describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” for information about federal tax law distribution requirements that apply upon Your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.If We are notified of Your death before any requested transaction is completed (including transactions under a dollar cost averaging program, systematic withdrawal option and managed distribution program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
*Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified
Contracts are similar, but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to Your type of Contract.

Beneficiary Contract Continuance (not permitted for non-natural Beneficiaries)If You die before the Maturity Date, and if the value of any Beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the Annuity Period of the Contract enabling the Beneficiary to “stretch” the death benefit distributions out over his life expectancy or some other (shorter) period, to the extent permitted by the Code.If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options and Fixed Account in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:•take a loan•make additional Purchase Payments•transfer ownership of the ContractThe Beneficiary may also name his/her own Beneficiary (“succeeding Beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary’s age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date. Planned Death Benefit (Individual Contracts Only)You may request, subject to the requirements of tax law, that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:•through an Annuity for life or a period that does not exceed the Beneficiary’s life expectancy or•under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greaterYou must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract. Any planned death benefit option must comply with the federal tax rules that apply to the Beneficiary upon Your death. Death Proceeds after the Maturity DateIf any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after Your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●Fixed Account value must not be depleted in less than 12 months from date of enrollment
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows You to receive regular automatic withdrawals from Your Contract
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100 ●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis●Must have a minimum total Contract Value of $15,000 to enroll●Must provide at least 30 days’ notice to change instructions●Upon 30-day written notice, We may discontinue this feature at any time. ●We reserve the right to charge a processing fee in the future (if We do so, We will inform You in writing 30 days in advance)
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]	Systematic WithdrawalsBefore the Maturity Date, You may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. For example, You may elect to have $500 withdrawn from Your Contract Value automatically every month. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals, You must have a Contract Value of at least $15,000 and You must make the election on the form We provide. We will surrender amounts pro rata from the Fixed Account and the Funding Options, an Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death. We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners.Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.Managed Distribution Program. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 72 (age 70½, if You were born on or before June 30, 1949). (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program. We will discontinue making minimum distributions upon notification of Your death.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Managed Distribution Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Managed Distribution Program
Purpose of Benefit [Text Block]	Allows You to automatically take minimum distributions from Your Contract that may be required by the IRS
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance●Cannot also enroll in the Dollar Cost Averaging Program
Name of Benefit [Text Block]	Managed Distribution Program
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Nursing Home Confinement Rider
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home Confinement Rider
Purpose of Benefit [Text Block]	Allows You to surrender or make a withdrawal without incurring a withdrawal charge if the Annuitant begins confinement in an eligible nursing home
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Must own Contract for at least one year●Annuitant must be confined for at least 90 days●Confinement must be prescribed by a physician and be medically necessary●Terminates on Maturity Date●Not available for Contract Owners 71 or older on the Contract Date●Not available under Section 457 Plans●Not available in Massachusetts, New York and Texas
Name of Benefit [Text Block]	Nursing Home Confinement Rider
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Annuitization Credits
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annuitization Credits
Purpose of Benefit [Text Block]	Provides a credit to Contract Value applied to an Annuity option
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only after the first Contract Year●The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10
Name of Benefit [Text Block]	Annuitization Credits
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Optional Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.45%
Optional Benefit Expense, Footnotes [Text Block]	During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, an additional charge equal to 3.00% (as a percentage of average daily net assets of the Separate Account) will apply. See the "Charges and Deductions” section of the prospectus under the sub-heading “Variable Annuitization Floor Benefit”.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to Contract Value (less any amounts due). Depending on the age of the Annuitant on the Contract Date, the death benefit may be the greater of (i) Contract Value; (ii) Purchase Payments adjusted for any withdrawals; and/or (iii) the applicable Step-Up death benefit value.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.45%
Optional Benefit Expense, Footnotes [Text Block]	During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, an additional charge equal to 3.00% (as a percentage of average daily net assets of the Separate Account) will apply. See the "Charges and Deductions” section of the prospectus under the sub-heading “Variable Annuitization Floor Benefit”.
Brief Restrictions / Limitations [Text Block]	●Withdrawals may proportionately reduce the benefit and such reductions could be significant●Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals●Calculation of the death benefit varies depending on the Annuitant’s age on the Contract Date●Death benefit is the same as the Standard Death Benefit if the Annuitant is age 76 or older on the Contract Date
Name of Benefit [Text Block]	Optional Death Benefit
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Variable Annuitization Floor Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Variable Annuitization Floor Benefit
Purpose of Benefit [Text Block]	Guarantees that Your Variable Annuity Payments will never be less than a certain percentage of Your first Variable Annuity Payment regardless of the performance of the selected Funding Options
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]	●Benefit may not be available at all times, and is offered only with certain Annuity options●Not available under Section 457 Plans●Not available if You are over age 80●Benefit subject to Funding Option selection restrictions●Guarantee percentage will be set at time of election, but will never be less than 50%●Cannot also exercise the Liquidity Benefit
Name of Benefit [Text Block]	Variable Annuitization Floor Benefit
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Liquidity Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Liquidity Benefit
Purpose of Benefit [Text Block]	Allows You to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments if You elect an eligible Annuity option
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	●Benefit is offered only with certain Annuity options●Not available under Section 457 Plans●Available only after the first Contract Year ●Not available if the Variable Annuitization Floor Benefit is elected●Benefit withdrawals will be subject to a Market Value Adjustment and a 5% withdrawal charge.
Name of Benefit [Text Block]	Liquidity Benefit
Limitations, Restrictions, and Risks of Benefit [Text Block]	Liquidity Benefit (Benefit not available under 457 Plans)If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Liquidity Benefit. You should consult the Contract and Plan document to see how You may be affected.This benefit is not available if You have purchased the Variable Annuitization Floor Benefit. If You select any Annuity option that guarantees You payments for a minimum period of time (“period certain”), You may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a withdrawal charge of 5% of the amount withdrawn under this option. There is also a Market Value Adjustment applied to the withdrawal, which can be positive or negative. A negative Market Value Adjustment will decrease the amount payable upon the exercise of the Liquidity Benefit, in addition to the withdrawal charge and any applicable taxes. Losses due to a negative Market Value Adjustment may be significant. See Charges, Deductions, and Adjustments – Market Value Adjustment” for more information. For Fixed Annuity payments, We calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the Annuity option You elected. The current rate will be the same rate We would give someone electing an Annuity option for that same amount of time. If the period of time remaining is less than the minimum length of time which We offer a new Fixed Period (Term Certain) annuitization, then the interest rate will be the rate of return for that minimum length of time. If You request a percentage of the amount available during the period certain, We will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, Your payments will increase to the level they would have been had no liquidation taken place.The Market Value Adjustment formula for calculating the present value described above for Fixed Annuity payments is as follows:n
Present Value = Σ [Pk / (1 +i) t/365]
k = 1WherePk = the kth payment in the Contract Owner’s certain period from the time of request for this benefitI = the interest rate described aboven = the number of payments remaining in the Contract Owner’s certain period at the time of request for this benefitt = number of days remaining until the kth payment is made, adjusting for leap years.ILLUSTRATION:
Amount Annuitized	$12,589.80
Annuity Option	Life with 10 year certain period
Annuity Payments	$1,000 Annually — first payment immediately
For the purposes of illustration, assume after two years (immediately preceding the third payment), You choose to receive full liquidity, and the current rate of return that We are then crediting for 8 year Fixed Period (Term Certain) annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:1000 + (1000 / 1.04)[1] + (1000 / 1.04)[2] + (1000 / 1.04)[3] + (1000 / 1.04)[4] + (1000 / 1.04)[5] + (1000 /1.04)6
+ (1000 /1.04)[7] = $7002.06 The withdrawal penalty is calculated as 5% of $7,002.06, or $350.10.The net result to You after subtraction of the withdrawal penalty of $350.10 would be $6,651.96.You would receive no more payments for 8 years. After 8 years, if You are still living, You will receive $1,000 annually until Your death.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Purchase Payment Conservation Credits
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Purchase Payment Conservation Credits
Purpose of Benefit [Text Block]	Provides a credit to Your Contract Value equal to 2% of each Purchase Payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Available if the Optional Death Benefit has been elected●Purchase Payments allocated to the Fixed Account are not eligible for credits●The amount of credits may be more than offset by the higher fees and charges associated with the credits●Purchase Payment Conservation Credits, if any, are only included as part of the Contract Value in any death benefit calculation
Name of Benefit [Text Block]	Purchase Payment Conservation Credits
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Contingent Deferred Sales Charge
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,673
Surrender Expense, 1 Year, Minimum [Dollars]	7,010
Surrender Expense, 3 Years, Maximum [Dollars]	11,378
Surrender Expense, 3 Years, Minimum [Dollars]	9,340
Surrender Expense, 5 Years, Maximum [Dollars]	15,600
Surrender Expense, 5 Years, Minimum [Dollars]	12,120
Surrender Expense, 10 Years, Maximum [Dollars]	32,732
Surrender Expense, 10 Years, Minimum [Dollars]	25,359
Annuitized Expense, 1 Year, Maximum [Dollars]	2,673
No Surrender Expense, 1 Year, Maximum [Dollars]	2,673
No Surrender Expense, 1 Year, Minimum [Dollars]	2,010
No Surrender Expense, 3 Years, Maximum [Dollars]	8,378
No Surrender Expense, 3 Years, Minimum [Dollars]	6,340
No Surrender Expense, 5 Years, Maximum [Dollars]	14,600
No Surrender Expense, 5 Years, Minimum [Dollars]	11,120
No Surrender Expense, 10 Years, Maximum [Dollars]	32,732
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 25,359
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Dollar Cost Averaging Program
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.
We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Value Adjustment•You could lose a significant amount of money due to a negative Market Value Adjustment in certain circumstances if all or a portion of the Contract Value is withdrawn from the Fixed Account.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Only full surrenders from the Fixed Account due to a Contract discontinuation during the Accumulation Period or if you take a withdrawal under the Liquidity Benefit during the Annuity Period will be subject to a Market Value Adjustment.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Market Value Adjustments. If You surrender the entire amount in the Fixed Account during the Accumulation Period due to a Contract discontinuation or if you take a withdrawal under the Liquidity Benefit during the Annuity Period, We will apply a Market Value Adjustment, which may be negative. In extreme circumstances, You could lose up to 100% of the amount surrendered or withdrawn due to a negative Market Value Adjustment. For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if You were to allocate $100,000 to the Fixed Account and later surrender the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay withdrawal charges, taxes, and tax penalties. Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to withdrawal charges and Market Value Adjustments for early withdrawals, You may also be charged for other transactions.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value AdjustmentA Market Value Adjustment will only apply to full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit. The Company does not assess a Market Value Adjustment against the Contract Value in the Separate Account. The amount payable to the Contract Owner may be increased or decreased by the application of the Market Value Adjustment formula to the Contract Value in the Fixed Account. This is the Market Adjusted Value. A negative Market Value Adjustment will result in loss. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. If the Contract is part of a retirement program, Market Adjusted Values are based on a Plan’s Contract Value in the Fixed Account. The Plan will determine any application of a Market Value Adjustment to a Participant’s Individual Account. If You are a Participant, contact Your Plan Administrator/Trustee or Your employer regarding whether the Market Value Adjustment will affect a Participant's Individual Account when the Contract is terminated.If Your Contract Value is subject to both a Market Value Adjustment and a withdrawal charge, the Market Value Adjustment will be applied first. Any applicable withdrawal charges, taxes or other amounts deducted from the Fixed Account Contract Value upon surrender will be deducted from the Market Adjusted Value. A withdrawal charge will generally apply if You make a partial or full surrender of Your Contract. Transfers from the Fixed Account to the Funding Options will not be subject to a withdrawal charge or a Market Value Adjustment. See “Access to Your Money – Contract Discontinuance” for more details about when a Market Value Adjustment will apply. The Market Value Adjustment reflects the relationship, at the time of surrender, between the rate of interest credited to funds on deposit under the Fixed Account at the time of discontinuance to the rate of interest credited on new deposits at the time of discontinuance. The purpose of the Market Value Adjustment is to generally transfer from Us to You the risk of losses on the fixed income investments that We acquire to support Our obligations under the Fixed Account if You prematurely liquidate Your investment. Generally, if interest rates increase from the time that Purchase Payments are originally allocated to the Fixed Account to the time that the Contract is discontinued, one could expect the Market Value Adjustment to be negative. If interest rates decrease in that time period, one could expect the Market Value Adjustment to be positive. The MVA formula when there is a discontinuation of the Contract is the following:Market Adjusted Value = Contract Value × (1 + RO)5 / (1 + R1 + .0025†)[5]Where:RO is the weighted average of all interest rates credited to all amounts in the Fixed Account at the time of termination, andR1 is the interest rate credited on new deposits for this class of Contracts at the time of termination.† 25 basis points is the margin to cover liquidating the specific level of assets when a Market Adjusted Value calculation is triggered. The rate is set by the underlying Contract as part of the overall market adjustment formula.The Market Adjusted Value will be greater than the Contract Value when the weighted average interest rate credited to the Contract is more than 0.25% (0.0025) higher than the credited rates on new deposits. The Market Adjusted Value will be less than the Contract Value when the weighted average interest rate credited to the Contract is less than 0.25% (0.0025) higher than the credited rates on new deposits.For additional information, including examples demonstrating the operation of the Market Value Adjustment, please refer to the Statement of Additional information. See “The Annuity Period – Liquidity Benefit” for the MVA formula when exercising the Liquidity Benefit. You can obtain information regarding the current value of the Market Value Adjustment for the Fixed Account by contacting Us at (833) 208-3018. However, this value can fluctuate daily, and the value quoted may differ from the actual Market Value Adjustment at the time of a transaction.Example of Negative Market Adjusted Value:A negative Market Adjusted Value results when credited interest rates are higher on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are crediting 4.50%, and the weighted average interest rate credited to the Contract is 4.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$96,470.95 = $100,000 * (1+0.04)5 / (1+0.045+0.0025)[5]Example of Positive Market Adjusted Value:A positive Market Adjusted Value generally results when credited interest rates are lower on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are credited 4.50%, and the weighted average interest rate credited to the Contract is 5.00%. The Contract Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$101,199.03 = $100,000 * (1+0.05)5 / (1+0.045+0.0025)[5]For Contracts Issued in Every State Except New York And Connecticut:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods described below:1)The Market Adjusted Value (less any applicable withdrawal charge) in one lump sum within 60 days of the date of discontinuance, or2)The Cash Surrender Value of the Fixed Account in installments over a 5-year period. The amount deducted on surrender, if any, is determined as of the date of discontinuance, and will apply to all installment payments. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than the Contract Value of the Fixed Account, the Contract Owner may select one of the payment methods as described below:1)The Cash Surrender Value of the Fixed Account, in one lump sum within 60 days of the date of discontinuance, or2)The Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance for four years. During that period, no additional surrenders are allowed.For Contracts Issued in Connecticut as of the close of the New York Stock Exchange on October 4, 2013 and thereafter:If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is greater than RO, We will pay the Contract Owner, in a lump sum, the Market Adjusted Value of the Fixed Account less amounts deducted upon surrender within 60 days of the date of discontinuance.If, as of the date of discontinuance, the Market Adjusted Value is less than the Contract Value of the Fixed Account and R1 is less than or equal to RO, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.If, as of the date of discontinuance, the Market Adjusted Value is greater than or equal to the Contract Value of the Fixed Account, We will pay the Contract Owner the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. The first payment will be made no later than 60 days following the Contract Owner’s request for surrender or Our written notification of Our intent to discontinue the Contract. The remaining payments will be mailed on each anniversary of the discontinuance date for four years. During that period, no additional surrenders are allowed.Allocated Contracts Issued in New York Prior to April 30, 2007:If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum. This amount will never be less than 90% of the Contract Value of the Fixed Account, less any outstanding loans as of the date of discontinuance. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay the Cash Surrender Value of the Fixed Account as of the date of discontinuance in one lump sum. We may defer payment of this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, We will credit interest during the deferred period in the same manner as described in Your Contract.Unallocated Contracts Issued in New York Prior to April 30, 2007:You may select either of the following methods of payout:a)Lump Sum Payment Option. If the Market Adjusted Value is less than the Contract Value of the Fixed Account as of the date of the discontinuance, We will pay You the Market Adjusted Value, less any amounts deducted on surrender, in one lump sum within 60 days of the date of discontinuance. If the Market Adjusted Value is greater than the Contract Value of the Fixed Account as of the date of discontinuance, We will pay You the Cash Surrender Value of the Fixed Account within 60 days of the date of discontinuance.b)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5-year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following Our mailing the written notice to You at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not permitted during the 5-year installment period.For Contracts Issued in New York on or after April 30, 2007 and prior to January 1, 2014:Allocated Contracts issued to non-ERISA 403(b) Plans and Governmental 457 Plans Subject to the New York State Deferred Compensation Board Rules and Regulations:Upon discontinuance, the Contract Owner may select one of the payment methods described below:a)Lump Sum Payment Option. We will pay You the Market Adjusted Value, less any amounts deducted on surrender, less any loans outstanding in one lump sum within 60 days of the date of discontinuance. We may defer the payment for this amount for up to six months from the date of discontinuance. If a payment is deferred more than 10 working days from the date of discontinuance, interest will continue to be earned during the deferred period in the same manner as described in the Contract; orb)Installment Payment Option. We will pay You the Contract Value of the Fixed Account in installments over a 5 year period. Interest will be credited to the remaining Contract Value of the Fixed Account during this installment period at a fixed effective annual interest rate of not less than 1.5% below the net effective rate being credited to the Contract on the date of discontinuance. The first payment will be made no later than 60 days following the Company’s mailing of the written notice of Contract discontinuance to the Contract Owner at the most current address available on the Company’s records. The remaining payments will be mailed on each anniversary of the discontinuance date for 4 years. Allowable distributions shown on the Contract specifications page are not allowed during the 5 year installment period.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Market Adjusted Value
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account <hr style="background-color:#000000;height:1.5pt;margin-bottom:3pt;margin-left:0%;margin-top:1.5pt;text-align:left;top:16.5pt;width:510pt;"/>
Fixed Option Details, Description [Text Block]	Fixed Account
We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected.Declared Interest Rates of the Initial and Subsequent Renewal PeriodsDuring the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates monthly. At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account.The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate.Contract ValuesWe will credit amounts held under the Fixed Account with interest. The minimum Guaranteed Interest Rate depends on the date Your Contract is issued but will not be less than 1%. Interest is credited daily. Purchase Payments (other than the initial Purchase Payment) are allocated to the Fixed Account as of the close of the business day on which We receive the Purchase Payment at the Home Office. Therefore, Purchase Payments begin earning interest the day after We receive the Purchase Payment in Good Order. At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate. You may transfer amounts between the Fixed Account and the Funding Options at any time during the Accumulation Period, subject to the terms and restrictions described in “Transfers.” No Market Value Adjustment or withdrawal charge applies when a transfer is made. You could lose a significant amount of money due to a negative Market Value Adjustment if all or a portion of the Contract Value is withdrawn from the Fixed Account. Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment. See “Charges, Deductions, and Adjustments – Market Value Adjustment,” “Access to Your Money,” and “The Annuity Period – Liquidity Benefit” for more information.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected.Declared Interest Rates of the Initial and Subsequent Renewal PeriodsDuring the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare initial interest rates monthly. At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year.In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account.The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate.
Fixed Option Details, Term [Text Block]	The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Other Material Features [Text Block]	Transfers from the Fixed AccountThe Contract Owner may transfer amounts from the Fixed Account to one or more of the Funding Options subject to the Competing Fund restrictions described in this prospectus and in Your Contract. All transfers will be made on a last-in, first-out basis. That is, the money most recently deposited or transferred into the Fixed Account will be transferred or surrendered first.Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. The Company may eliminate this restriction in circumstances where Guaranteed Interest Rates on the Fixed Account are declared and credited on a quarterly basis.We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Contract Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. If transfers are limited in any calendar year to 20% of the Fixed Account Contract Value, it is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Contract/Certificate and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract/Certificate Year. If You transfer the maximum transfer allowance that Contract/Certificate Year, You may only transfer up to $16 the following Contract/Certificate Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract/Certificate Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. (See also “Access to Your Money.”)Transfers to the Fixed AccountThe Contract Owner may transfer amounts in the Funding Options to the Fixed Account subject to the Competing Fund restrictions described in this prospectus and in Your Contract. Amounts previously transferred from a Competing Fund to a Funding Option which is not a Competing Fund may not be transferred to the Fixed Account for a period of at least 3 months from the date of transfer.The General AccountObligations under the Contract are obligations of the Company. Purchase Payments made under the Contract and directed to the Fixed Account become a part of the Company’s General Account. Any obligations that exceed the assets in the Separate Account are payable by the Company’s General Account, as well as the amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value. Benefit amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our General Account. The Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in Our General Account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.The Company’s financial statements include a further discussion of risks inherent within the Company’s General Account investments, and the Company's reports filed with the SEC contain further information about the Company's financial condition as well as the financial and operational risks to which the Company is subject. (See “Other Information – Financial Statements.”) Investments by the Company
We must invest Our assets according to applicable state law regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. All General Account assets of the Company would be available to meet the Company’s guarantee under the Fixed Account. The proceeds from the Fixed Account will become part of the Company’s general assets and are available to fund the claims of all classes of customers of the Company.In establishing Declared Interest Rates, the Company will consider the yields available on the instruments in which it intends to invest the amounts directed to the Fixed Account. The current investment strategy for the Contracts is to invest in investment-grade fixed income securities, including public bonds, privately placed bonds, and mortgages, some of which may be zero coupon securities. While this generally describes Our investment strategy, We are not obligated to follow any particular strategy except as may be required by federal and state laws.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Fixed Account | Market Value Adjustment
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to a negative Market Value Adjustment if all or a portion of the Contract Value is withdrawn from the Fixed Account.
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	Only full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit will be subject to a Market Value Adjustment.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in withdrawal charges, taxes, and tax penalties.●Withdrawal charges may apply for the first 5 years following a Purchase Payment. Withdrawal charges will reduce the value of Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits, including the optional death benefit. The reduction may be more than the amount withdrawn.●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. ●There are certain circumstances where withdrawing amounts from the Fixed Account will result in a negative Market Value Adjustment, including full surrenders due to Contract discontinuation during the Accumulation Period and withdrawals under the Liquidity Benefit during the Annuity Period.●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full surrenders from the Fixed Account due to Contract discontinuations and withdrawals under the Liquidity Benefit may also be subject to a negative Market Value Adjustment, in addition to any applicable withdrawal charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount withdrawn or surrendered from the Fixed Account due to a negative Market Value Adjustment. Please discuss Your insurance needs and financial objectives with Your financial representative.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Underlying Funds).●Each investment option, including the Fixed Account, has its own unique risks.●You should review the prospectuses for the available Underlying Funds and prospectus disclosure for the Fixed Account before making an investment decision.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Investment Options Risk [Member] | Market Value Adjustment
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Optional Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits, including the optional death benefit. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the optional death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on standard and optional Contract benefits.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Stops Accepting Payments Risk [Text Block]	Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract.
Restrictions on Transfers Risk [Text Block]	We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. If You select the Optional Death Benefit and Purchase Payment Conservation Credits, Your ability to allocate Purchase Payments and transfer amounts to the Fixed Account will be limited. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in Your Contract Value resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Fixed Account Allocation and Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract/Certificate Value in the Fixed Account as of the end of the preceding Contract/Certificate Year. If You select the Optional Death Benefit and Purchase Payment Conservation Credits, Your ability to allocate Purchase Payments and transfer amounts to the Fixed Account will be limited. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Interest Rate Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Declared Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Plan Terms Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Bonus Credit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Bonus Credit Risk. If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Purchase Payment Conservation Credits are only included as part of the Contract Value in any death benefit calculation. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits. Regardless of the death benefit selected, We will add a credit to Contract Value that is applied to an Annuity option after the first Contract Year. There is no annuitization credit applied to Contracts held less than 1 year. Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of credits under the Contract may be more than offset by the higher fees and charges associated with the credits.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Funding Option Selection Restrictions - Opportunity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Funding Option Selection Restrictions – Opportunity Risks. If You exercise the Variable Annuitization Floor Benefit upon entering the Annuity Period, You will be subject to restrictions on Your choices of Funding Options. These restrictions are intended to protect BLIC, and reduce the likelihood that We will have to pay guaranteed benefits under this optional benefit out of Our own assets. The restrictions could result in Your missing out on some or all positive investment experience by certain of the Funding Options.
Brighthouse Retirement Account (BRA)_Fixed Account_Liquidity Benefit | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data with them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.